UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	2.74%
Consumer Products & Services	17.35%
Financial Services	6.69%
Health Care Related	16.18%
Industrial Products & Services	9.71%
Natural Resources	8.76%
Short Term Investments	9.66%
Technology	23.16%
Transportation	5.75%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,112.70	$5.81

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$5.57

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 3.15%
30,340	AAR Corp	821,910
5,930	American Science & Engineering Inc	474,400
73,685	Hexcel Corp *	1,612,965
7,545	Triumph Group Inc	751,331
		$3,660,606

Air Freight --- 2.64%
33,670	Forward Air Corp	1,137,709
36,085	HUB Group Inc Class A *	1,358,961
29,115	UTI Worldwide Inc	573,275
		$3,069,945

Airlines --- 0.52%
8,765	Alaska Air Group Inc *	600,052
		$600,052

Auto Parts & Equipment --- 2.57%
53,140	Cooper Tire & Rubber Co	1,051,641
34,120	Modine Manufacturing Co *	524,424
31,900	Tenneco Inc *	1,405,833
		$2,981,898

Banks --- 2.17%
35,611	Cathay General Bancorp	583,664
43,905	MB Financial Inc	844,732
25,165	Webster Financial Corp	528,968
17,475	Wintrust Financial Corp †	562,346
		$2,519,710

Biotechnology --- 3.23%
27,980	Cubist Pharmaceuticals Inc *	1,007,000
27,510	ICON PLC sponsored ADR *	648,136
33,820	Incyte Corp Ltd * †	640,551
33,260	Momenta Pharmaceuticals Inc * †	647,239
22,900	Onyx Pharmaceuticals Inc *	808,370
		$3,751,296

Chemicals --- 2.83%
15,645	Arch Chemicals Inc	538,814
76,905	PolyOne Corp	1,189,720
17,335	Quaker Chemical Corp	745,578
60,957	Zagg Inc * †	816,824
		$3,290,936

Communications - Equipment --- 3.01%
52,295	Aruba Networks Inc * †	1,545,317
21,280	Finisar Corp *	383,678
35,715	NETGEAR Inc *	1,561,460
		$3,490,455

Computer Hardware & Systems --- 0.60%
20,655	Stratasys Inc * †	696,073
		$696,073

Computer Software & Services --- 12.45%
29,620	Ariba Inc * †	1,021,001
48,240	AsiaInfo-Linkage Inc * †	798,854
27,325	Bottomline Technologies Inc *	675,201
20,385	BroadSoft Inc * †	777,280
18,655	Concur Technologies Inc *	934,056
9,515	MICROS Systems Inc *	472,991
35,525	NetSuite Inc *	1,392,580
42,205	NIC Inc	568,079
10,080	OpenTable Inc *	837,850
42,205	Radiant Systems Inc *	882,084
3,567	Responsys Inc *	63,243
31,190	SAVVIS Inc *	1,232,941
30,965	SolarWinds Inc *	809,425
42,120	SuccessFactors Inc *	1,238,328
32,690	Taleo Corp *	1,210,511
15,570	Ultimate Software Group Inc *	847,475
14,510	VistaPrint NV *	694,304
		$14,456,203

Containers --- 0.61%
10,740	Rock-Tenn Co Class A	712,492
		$712,492

Cosmetics & Personal Care --- 1.33%
30,650	Inter Parfums Inc	705,870
22,248	Nu Skin Enterprises Inc Class A	835,412
		$1,541,282

Distributors --- 0.98%
94,690	RSC Holdings Inc *	1,132,492
		$1,132,492

Electronic Instruments & Equipment --- 3.87%
13,855	Anixter International Inc	905,286
20,165	Coherent Inc *	1,114,519
15,610	General Cable Corp * †	664,674
40,580	II-VI Inc *	1,038,848
15,645	Tech Data Corp *	764,884
		$4,488,211

Electronics - Semiconductor --- 5.34%
26,050	Cavium Inc *	1,135,520
65,485	Cirrus Logic Inc * †	1,041,211
20,730	Cymer Inc *	1,026,342
26,215	Omnivision Technologies Inc *	912,544
31,800	Semtech Corp *	869,412

119,340	TriQuint Semiconductor Inc *	1,216,075

		$6,201,104

Engineering & Construction --- 0.98%
33,820	MasTec Inc *	666,930
20,335	MYR Group Inc *	475,839
		$1,142,769

Financial Services --- 2.24%
37,181	Encore Capital Group Inc *	1,142,200
17,240	Portfolio Recovery Associates Inc * †	1,461,780
		$2,603,980

Food & Beverages --- 0.95%
14,444	Diamond Foods Inc	1,102,655
		$1,102,655

Gold, Metals & Mining --- 1.31%
21,657	AMCOL International Corp	826,431
18,750	Materion Corp *	693,188
		$1,519,619

Health Care Related --- 6.67%
30,340	Bio-Reference Laboratories Inc * †	634,106
22,145	Catalyst Health Solutions Inc *	1,236,134
49,560	HealthSouth Corp *	1,300,950
22,651	Healthspring Inc *	1,044,438
11,435	HMS Holdings Corp *	879,008
22,990	Medidata Solutions Inc *	548,771
31,280	PSS World Medical Inc * †	876,153
10,015	Quality Systems Inc †	874,309
15,535	Team Health Holdings Inc *	349,693
		$7,743,562

Investment Bank/Brokerage Firm --- 0.85%
27,422	Stifel Financial Corp *	983,335
		$983,335

Leisure & Entertainment --- 1.56%
38,515	Brunswick Corp	785,706
25,725	Life Time Fitness Inc *	1,026,685
		$1,812,391

Machinery --- 4.55%
44,280	Actuant Corp Class A	1,188,032
36,315	Barnes Group Inc	900,975
18,465	CIRCOR International Inc	790,856
15,605	EnPro Industries Inc *	750,132
18,730	Robbins & Myers Inc	989,881
6,895	Valmont Industries Inc †	664,609
		$5,284,485

Medical Products --- 4.38%
7,160	HeartWare International Inc * †	530,413
34,511	Merit Medical Systems Inc *	620,163
18,560	Neogen Corp *	839,097
23,835	NuVasive Inc * †	783,695
17,520	SonoSite Inc *	616,178
26,855	STERIS Corp	939,388

17,335	West Pharmaceutical Services Inc	758,580
		$5,087,514

Miscellaneous --- 2.04%
29,050	Acacia Research *	1,065,845
11,590	Corporate Executive Board Co	505,903
42,054	Higher One Holdings Inc * †	795,662
		$2,367,410

Oil & Gas --- 7.66%
19,901	BASiC Energy Services Inc *	626,284
9,395	Berry Petroleum Co Class A	499,156
14,756	Bill Barrett Corp *	683,941
20,385	Carrizo Oil & Gas Inc *	851,074
30,864	Gulfport Energy Corp *	916,352
13,653	Lufkin Industries Inc	1,174,841
25,670	Oasis Petroleum Inc * †	761,886
64,723	Pioneer Drilling Co *	986,379
17,680	Stone Energy Corp *	537,295
44,917	Western Refining Inc * †	811,650
29,028	World Fuel Services Corp	1,042,976
		$8,891,834

Paper & Forest Products --- 0.64%
27,700	Buckeye Technologies Inc	747,346
		$747,346

Personal Loans --- 2.08%
57,565	Cardtronics Inc *	1,349,899
16,300	World Acceptance Corp * †	1,068,791
		$2,418,690

Pharmaceuticals --- 3.47%
32,432	Impax Laboratories Inc *	706,693
34,110	Medicines Co *	563,156
11,025	Medicis Pharmaceutical Corp Class A	420,824
13,460	Par Pharmaceutical Cos Inc *	443,911
38,065	Questcor Pharmaceuticals Inc *	917,367
10,930	Salix Pharmaceuticals Ltd *	435,342
29,490	ViroPharma Inc * †	545,565
		$4,032,858

Printing & Publishing --- 1.68%
85,265	InnerWorkings Inc * †	711,110
40,705	Valassis Communications Inc *	1,233,362
		$1,944,472

Restaurants --- 1.12%
20,165	California Pizza Kitchen Inc *	372,448
86,100	Ruby Tuesday Inc *	928,158
		$1,300,606

Retail --- 5.46%
49,085	Ann Inc *	1,281,119
39,550	Ascena Retail Group Inc *	1,346,677
52,120	Chicos FAS Inc	793,788
19,805	DSW Inc * †	1,002,331
17,885	Hibbett Sports Inc *	728,098

1,474	HomeAway Inc *	57,044
18,005	Makemytrip Ltd * †	441,122
10,755	Ulta Salon Cosmetics & Fragrance Inc *	694,558
		$6,344,737

Savings & Loans --- 0.13%
142,455	PMI Group Inc * †	152,427
		$152,427

Shoes --- 2.37%
30,000	Crocs Inc *	772,500
8,431	Deckers Outdoor Corp *	743,108
32,927	Steven Madden Ltd *	1,235,092
		$2,750,700

Specialized Services --- 2.09%
22,515	Kelly Services Inc Class A *	371,498
26,290	RightNow Technologies Inc *	851,796
37,310	Sapient Corp *	560,769
14,365	VeriFone Holdings Inc *	637,088
		$2,421,151

Textiles --- 1.02%
22,705	Warnaco Group Inc *	1,186,336
		$1,186,336

Transportation --- 0.58%
39,480	Knight Transportation Inc	670,765
		$670,765

TOTAL COMMON STOCK --- 99.13% (Cost $95,829,547)		$115,102,397

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

799,957	Undivided interest of 6.63% in a repurchase agreement (Principal Amount/Value $12,067,715 with a maturity value of $12,067,715) with HSBC Securities (USA) Inc, 0.001%, dated 6/30/11, to be repurchased at $799,956 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 6.00%, 5/15/13 - 11/15/40, with a value of $12,309,808.	799,956

1,999,892	Undivided interest of 7.04% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $1,999,892 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	1,999,892

1,999,892	Undivided interest of 4.92% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $1,999,892 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	1,999,892

2,810,233	Undivided interest of 6.84% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $2,810,233 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	2,810,233

2,699,854	Undivided interest of 7.48% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $2,699,854 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	2,699,854

1,999,892	Undivided interest of 6.90% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $1,999,892 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	1,999,892

TOTAL SECURITIES LENDING COLLATERAL --- 10.60% (Cost $12,309,719)		$12,309,719

TOTAL INVESTMENTS --- 109.73% (Cost $108,139,266)		$127,412,116

OTHER ASSETS & LIABILITIES --- (9.73%)		$(11,299,905)

TOTAL NET ASSETS --- 100%		$116,112,211

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
ADR	American Depositary Receipt

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Small-Cap Growth Portfolio

ASSETS:
Investments in securities, market value (including $11,970,237 of securities on loan)(a)	$127,412,116
Cash	603,716
Dividends receivable	16,085
Subscriptions receivable	19,068
Receivable for investments sold	898,747

Total Assets	128,949,732

LIABILITIES:
Payable to investment adviser	100,086
Payable upon return of securities loaned	12,309,719
Redemptions payable	165,185
Payable for investments purchased	262,531

Total Liabilities	12,837,521

NET ASSETS	$116,112,211

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$560,194
Paid-in capital in excess of par	109,336,147
Net unrealized appreciation on investments	19,272,850
Undistributed net investment (loss)	(434,933)
Accumulated net realized (loss) on investments	(12,622,047)

TOTAL NET ASSETS	$116,112,211

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	5,601,944

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$20.73

(a) Cost of investments in securities	$108,139,266

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Small-Cap Growth Portfolio

INVESTMENT INCOME:
Interest	$287
Income from securities lending	23,207
Dividends	170,976

Total Income	194,470

EXPENSES:
Audit fees	11,148
Bank and Custodian fees	15,663
Management fees	543,576
Investment advisory fees	37,688
Other	28,713

Total Expenses	636,788

Less amount reimbursed by investment adviser	7,384

Net Expenses	629,404

NET INVESTMENT LOSS	(434,934)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,006,598
Change in net unrealized depreciation on investments	(929,565)

Net Realized and Unrealized Gain on Investments	13,077,033

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,642,099

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Small-Cap Growth Portfolio

OPERATIONS:
Net investment (loss)	$(434,934)	$(650,898)
Net realized gain on investments	14,006,598	22,201,518
Change in unrealized appreciation (depreciation) on investments	(929,565)	3,540,667

Net Increase in Net Assets Resulting from Operations	12,642,099	25,091,287

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,128,197	74,496,403
Shares redeemed	(29,541,093)	(72,237,236)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(17,412,896)	2,259,167

Total Increase (Decrease) in Net Assets	(4,770,797)	27,350,454

NET ASSETS:
Beginning of period	120,883,008	93,532,554

End of period (a)	$116,112,211	$120,883,008

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	622,095	4,800,617
Shares redeemed	(1,508,510)	(4,521,610)

Net Increase (Decrease)	(886,415)	279,007

(a) Including undistributed net investment (loss):	$(434,933)	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Small-Cap Growth Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$18.63		$15.06	$11.40	$19.41	$17.29	$16.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.08)		–	–	–	–	0.02
Net realized and unrealized gain (loss)	2.18		3.57	3.66	(8.01)	2.12	0.43

Total Income (Loss) Form Investment Operations	2.10		3.57	3.66	(8.01)	2.12	0.45

NET ASSET VALUE, END OF PERIOD	$20.73		$18.63	$15.06	$11.40	$19.41	$17.29

TOTAL RETURN(a)	11.27%	(b)	23.71%	32.11%	(41.27%)	12.26%	2.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$116,112		$120,883	$93,533	$65,225	$113,839	$109,760
Ratio of expenses to average net assets
Before reimbursement	1.11%(	c)	1.14%	1.18%	1.17%	1.12%	1.15%
After reimbursement(d)	1.10%(	c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets
Before reimbursement	(0.77%)(	c)	(0.65%)	(0.78%)	(0.65%)	(0.48%)	(0.62%)
After reimbursement(d)	(0.76%)(	c)	(0.61%)	(0.70%)	(0.58%)	(0.46%)	(0.55%)
Portfolio turnover rate	44%(	b)	153%	126%	169%	135%	146%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized
(d)	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		112,745,560		-		-		112,745,560
Foreign Common Stock		2,356,837		-		-		2,356,837
Securities Lending Collateral		-		12,309,719		-		12,309,719

Total		$115,102,397		$12,309,719		$0		$127,412,116

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were

$51,503,464 and $69,518,883, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $108,667,444. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,649,590 and gross depreciation of securities in which there was an excess of tax cost over value of $2,904,918 resulting in net appreciation of $18,744,672.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $11,970,237 and received collateral of $12,309,719 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011